Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended			114 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020
Disclosure of cash flow statement [line items]
Dividends declared per share	$ 0.10		$ 0.09		$ 0.20		$ 0.18
Total dividends paid	$ 38,188	$ 44,815	$ 23,441	$ 40,074		$ 66,472		$ 1,168,000
DRIP percentage					7.00%
Retained Earnings [member]
Disclosure of cash flow statement [line items]
Total dividends paid	44,861	$ 44,815	40,133	$ 40,074	$ 90,000	$ 80,449	$ 80,000
Dividends Paid in Cash [member]
Disclosure of cash flow statement [line items]
Total dividends paid	40,446		31,950		83,000		63,000
Dividends Paid in DRIP [member]
Disclosure of cash flow statement [line items]
Total dividends paid	$ 4,416		$ 8,183		$ 7,000		$ 17,000